NOTE 9 - INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 2,263,365	$ 1,409,488
Operating Loss Carryforwards	$ 11,100,000
Operating Loss Carryforwards, Expiration Dates	fully expires in 2032